Note 36	12 Months Ended
Dec. 31, 2022
Transactions on behalf of third parties [Abstract]
Transactions on behalf of third parties [Text Block]	Transactions on behalf of third parties
The details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2022	2021	2020
Financial instruments entrusted to BBVA by third parties	352,139	356,985	357,022
Conditional bills and other securities received for collection	11,738	10,795	10,459
Securities lending	3,223	2,605	5,285
Total	367,100	370,385	372,766